Significant Accounting Estimates And Judgements (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Disclosure of notes and other explanatory information [Abstract]
Reversal of impairment expense	$ 57.1
Reversal of impairment (Note 10)		$ (218.8)	$ (57.1)
Gain on sale of assets (Note 7)		$ 231.0	$ 0.0